Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes
13. INCOME TAXES
The provision for income taxes for the ten months ended December 31, 2019, and year ended December 31, 2020 consisted of the following:

	For the ten months ended December 31, 2019	For the year ended December 31, 2020
Current:
Federal	$187	$—
State	124	—

Total current	311	—

Deferred:
Federal	522	10,146
State	689	5,415

Total deferred	1,211	15,561

Provision for income taxes	$1,522	$15,561

The provision for income taxes for the
ten-month
period ended December 31, 2019, and the year ended December 31, 2020 and differs from that computed at the Federal statutory corporate tax rate as follows:

	For the ten months ended December 31, 2019	For the year ended December 31, 2020
Federal statutory income tax rate	21%	21%
Computed income tax provision at federal statutory rate	$729	$(2,350)
State income tax	265	5,415
State tax rate change	549	—
Entertainment disallowance	20	4
Valuation allowance	—	12,460
Other	(41)	32

Provision for income taxes	$1,522	$15,561

The final determination of our income tax liability may be materially different from our income tax provision. Significant judgment is required in determining our provision for income taxes. Our calculation of the provision for income taxes is subject to our interpretation of applicable tax laws in the jurisdictions in which we file. In addition, our income tax returns are subject to periodic examination by the Internal Revenue Service and other taxing authorities. As of December 31, 2020, the Company had no open income tax examinations.
The components of deferred tax assets and deferred tax liabilities at December 31, 2019, and December 31, 2020, were as follows:

	As of December 31, 2019	As of December 31, 2020
Deferred tax assets:
Intangible assets	$15,200	$14,427
Lease liability	7,843	7,125
Interest deduction carryforward	—	2,219
Stock compensation	—	39
Net operating losses	6,013	8,009
Other	252	285
Valuation allowance	—	(18,795)

Total deferred tax assets	29,308	13,309

Deferred tax liabilities
Indefinite-lived intangible assets	(4,818)	(5,939)
Right of use asset	(7,902)	(7,186)
Property and equipment	(2,725)	(1,895)

Total deferred tax liabilities	(15,445)	(15,020)

Net deferred tax liabilities	$13,863	$(1,711)

A valuation allowance is provided when it is more likely than not that some portion of the deferred tax asset (“DTA”) will not be realized. The Company has considered future taxable income and ongoing prudent and feasible tax-planning
strategies in assessing the need for the valuation allowance. During 2020, as a result of a sharp deterioration of business activity related to the
COVID-19
pandemic, the Company concluded that it was more likely than not that it would be unable to realize its deferred tax assets and recorded an $18.8 million valuation allowance against these assets.
The Company records certain deferred tax liabilities (“DTLs”) related to indefinite lived intangibles that are not expected to reverse during the carry-forward period. These DTLs can be considered a source of future taxable income to support realization of net operating losses (“NOLs”) that do not expire and DTAs that upon reversal would give rise to NOLs that do not expire. With this consideration, the total valuation allowance recorded at December 31, 2020 was $18.8 million, resulting in a net $1.7 million DTL on the balance sheet.
The Company has federal net operating losses (“NOLs”) of $33.3 million and state NOLs of $16.7 million available to offset future taxable income. The federal and certain state net operating loss carryforwards do not expire, and the remaining state net operating loss carryforwards begin expiring in the year ending December 2039.
Accounting Standards Codification paragraph
740-10
clarifies the accounting for uncertainty in income taxes by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken within a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not
to be sustained upon examination by taxing authorities. The amount recognized is measured as the largest benefit that is greater than 50 percent likely of being realized upon ultimate settlement. As of December 31, 2020, the Company has no uncertain tax positions.